Organization and Business Description (Details Narrative)	Mar. 31, 2020	Mar. 11, 2020	Jan. 09, 2020	Sep. 30, 2019	Sep. 16, 2019	Apr. 24, 2015	Apr. 23, 2006
Tea Essence Limited [Member]
Equity ownership	100.00%		100.00%	100.00%
App-Chem Bio(Tech) Co., Ltd [Member]
Equity ownership							100.00%
Dietary Therapy Medical Technology Co., Ltd [Member]
Equity ownership						75.00%
Tianjin Yonghexiang Bio(Tech) Co., Ltd [Member]
Equity ownership					51.00%
Gansu Baimeikang Bioengineering Co., Ltd [Member]
Equity ownership		100.00%